Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Property, plant and equipment, at cost	$ 5,707,017	$ 5,350,868
Less: accumulated depreciation	1,305,027	1,212,300
Net property, plant and equipment	4,401,990	4,138,568
Current assets:
Cash and cash equivalents	4,138	5,058
Accounts receivable and unbilled revenues, net	96,999	94,704
Income tax receivable		7,873
Deferred income taxes	26,849	40,038
Inventory, materials and supplies	12,788	11,353
Prepayments and other current assets	11,748	11,081
Assets of discontinued operations held for sale		30,747
Total current assets	152,522	200,854
Regulatory assets	725,591	585,140
Deferred charges and other assets, net	52,084	50,290
Investment in joint venture	43,334	48,695
Funds restricted for construction activity	47	47
Goodwill	31,184	28,223
Total assets	5,406,752	5,051,817
Aqua America stockholders' equity:
Common stock at $.50 par value, authorized 300,000,000 shares, issued 178,591,254 and 177,928,922 in 2014 and 2013	89,296	88,964
Capital in excess of par value	758,145	743,335
Retained earnings	849,952	729,272
Treasury stock, at cost, 1,837,984 and 1,178,323 shares in 2014 and 2013	(42,838)	(27,082)
Accumulated other comprehensive income	788	346
Total Aqua America stockholders' equity	1,655,343	1,534,835
Noncontrolling interest	40	208
Total equity	1,655,383	1,535,043
Long-term debt, excluding current portion	1,560,655	1,468,583
Commitments and contingencies (See Note 9)
Current liabilities:
Current portion of long-term debt	58,615	86,288
Loans payable	18,398	36,740
Accounts payable	63,035	65,815
Accrued interest	12,437	13,615
Accrued taxes	31,462	14,176
Other accrued liabilities	41,388	33,596
Liabilities of discontinued operations held for sale		29,649
Total current liabilities	225,335	279,879
Deferred credits and other liabilities:
Deferred income taxes and investment tax credits	1,000,791	866,211
Customers' advances for construction	78,301	73,892
Regulatory liabilities	278,317	281,014
Other	109,692	81,552
Total deferred credits and other liabilities	1,467,101	1,302,669
Contributions in aid of construction	498,278	465,643
Total liabilities and stockholders' equity	$ 5,406,752	$ 5,051,817